Loans receivable, net of allowances - Credit Quality Indicators (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable	$ 36,709	$ 28,981
Consumer Loan
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable	36,709	28,981
Total past due
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable	18,592	16,159
1-30 days past due
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable	4,037	2,590
31-60 days past due
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable	2,133	1,402
61-90 days past due
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable	1,773	1,218
91-120 days past due
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable	1,214	1,202
121-150 days past due
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable	1,131	1,361
151-180 days past due
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable	1,647	1,504
181-210 days past due
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable	1,094	1,293
211-240 days past due
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable	1,043	1,311
241-270 days past due
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable	1,017	1,344
271-300 days past due
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable	1,219	1,141
301-330 days past due
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable	1,145	960
331-360 days past due
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable	1,139	833
To become due
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable	$ 18,117	$ 12,822